Exploration and evaluation assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Opening balance	$ 11,308,721	$ 11,211,757
Additions		96,965
Deductions		(1)
Impairment of acquisition costs	(11,308,720)
Closing balance	1	11,308,721
Opening balance	51,806,355	50,219,882
Professional/technical fees	159,031	143,075
Claim maintenance/lease costs		169,651
Geochemical, metallurgy	1,022	3,929
Travel and accommodation	70,324	155,195
Geology, geophysics and exploration	172,455	307,712
Supplies and miscellaneous	318,047	310,804
Environmental and permit	384,421	640,541
Value-added tax (Note 4)	164,189	251,775
Refund - Value-added tax	(561,086)	(396,209)
Impairment of deferred exploration cost	(52,514,758)
Total deferred exploration costs during the year	(51,806,355)	1,586,473
Closing balance		51,806,355
Total exploration and evaluation assets	1	63,115,076
Tuligtic [Member]
IfrsStatementLineItems [Line Items]
Opening balance	11,308,721	11,211,756
Additions		96,965
Deductions
Impairment of acquisition costs	(11,308,720)	0
Closing balance	1	11,308,721
Opening balance	51,806,355	50,219,882
Professional/technical fees	159,031	143,075
Claim maintenance/lease costs		169,651
Geochemical, metallurgy	1,022	3,929
Travel and accommodation	70,324	155,195
Geology, geophysics and exploration	172,455	307,712
Supplies and miscellaneous	318,047	310,804
Environmental and permit	384,421	640,541
Value-added tax (Note 4)	164,189	251,775
Refund - Value-added tax	(561,086)	(396,209)
Impairment of deferred exploration cost	(52,514,758)	0
Total deferred exploration costs during the year	(51,806,355)	1,586,473
Closing balance		51,806,355
Total exploration and evaluation assets	1	63,115,076
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Opening balance		1
Additions
Deductions		(1)
Impairment of acquisition costs
Closing balance
Opening balance
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Travel and accommodation
Geology, geophysics and exploration
Supplies and miscellaneous
Environmental and permit
Refund - Value-added tax
Impairment of deferred exploration cost
Total deferred exploration costs during the year
Closing balance
Total exploration and evaluation assets